Business Combinations - Allocation of Purchase Price (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 09, 2021	Apr. 27, 2021	Mar. 26, 2021	Jan. 25, 2021	Dec. 31, 2020	Nov. 20, 2020
Business Acquisition [Line Items]
Goodwill	$ 567,952,000	$ 567,952,000	$ 567,952,000	$ 567,952,000					$ 164,194,004
Thrasys
Business Acquisition [Line Items]
Accounts receivable	3,491,000	3,491,000	3,491,000	3,491,000						$ 3,490,738
Prepaid expenses and other	3,001,000	3,001,000	3,001,000	3,001,000						3,001,150
Identifiable intangible assets	27,875,000	27,875,000	27,875,000	27,875,000						27,875,000
Property and equipment	101,000	101,000	101,000	101,000						101,246
Other noncurrent assets, including long term advances	19,000	19,000	19,000	19,000						19,374
Goodwill	145,036,000	145,036,000	145,036,000	145,036,000						148,087,717
Total assets acquired	179,523,000	179,523,000	179,523,000	179,523,000						182,575,225
Accounts payable	1,779,000	1,779,000	1,779,000	1,779,000						1,778,849
Accrued expenses and other current liabilities	5,322,000	5,322,000	5,322,000	5,322,000						5,321,761
Debt	430,000	430,000	430,000	430,000						960,783
Deferred tax liabilities	6,378,000	6,378,000	6,378,000	6,378,000						6,378,480
Deferred revenue	700,000	700,000	700,000	700,000						700,000
Total liabilities assumed	14,609,000	14,609,000	14,609,000	14,609,000						15,139,873
Net assets acquired	164,914,000	164,914,000	164,914,000	164,914,000						167,435,352
Measurement Period Adjustments
Goodwill			(3,052,000)	(3,052,000)
Debt				(531,000)
Total liabilities assumed				(531,000)
Measurement Period Adjustments				(2,521,000)
BHS
Business Acquisition [Line Items]
Accounts receivable	1,257,000	1,257,000	1,257,000	1,257,000						1,257,454
Inventories	100,000	100,000	100,000	100,000						99,583
Prepaid expenses and other	40,000	40,000	40,000	40,000						39,806
Identifiable intangible assets	225,000	225,000	225,000	225,000						225,000
Property and equipment	53,000	53,000	53,000	53,000						52,568
Other noncurrent assets, including long term advances	4,000	4,000	4,000	4,000						4,375
Deferred tax assets	19,000	19,000	19,000	19,000						19,268
Goodwill	16,344,000	16,344,000	16,344,000	16,344,000						16,106,287
Total assets acquired	18,042,000	18,042,000	18,042,000	18,042,000						17,804,341
Accounts payable	374,000	374,000	374,000	374,000						374,532
Accrued expenses and other current liabilities	847,000	847,000	847,000	847,000						425,790
Debt	1,234,000	1,234,000	1,234,000	1,234,000						1,233,694
Total liabilities assumed	2,455,000	2,455,000	2,455,000	2,455,000						2,034,016
Net assets acquired	15,587,000	15,587,000	15,587,000	15,587,000						$ 15,770,325
Measurement Period Adjustments
Goodwill			238,000	238,000
Accrued expenses and other current liabilities				421,000
Total liabilities assumed				421,000
Measurement Period Adjustments				(183,000)
TTC
Business Acquisition [Line Items]
Accounts receivable	1,773,000	1,773,000	1,773,000	1,773,000				$ 1,773,000
Prepaid expenses and other	187,000	187,000	187,000	187,000				187,000
Identifiable intangible assets	1,125,000	1,125,000	1,125,000	1,125,000				1,125,000
Property and equipment	531,000	531,000	531,000	531,000				531,000
Other noncurrent assets, including long term advances	281,000	281,000	281,000	281,000				281,000
Goodwill	57,921,000	57,921,000	57,921,000	57,921,000				57,574,000
Total assets acquired	61,818,000	61,818,000	61,818,000	61,818,000				61,471,000
Accounts payable	625,000	625,000	625,000	625,000				625,000
Accrued expenses and other current liabilities	602,000	602,000	602,000	602,000				602,000
Due to related parties	4,200,000	4,200,000	4,200,000	4,200,000				1,393,000
Debt	11,217,000	11,217,000	11,217,000	11,217,000				12,500,000
Deferred tax liabilities	474,000	474,000	474,000	474,000				474,000
Total liabilities assumed	17,118,000	17,118,000	17,118,000	17,118,000				15,594,000
Net assets acquired	44,700,000	44,700,000	44,700,000	44,700,000				$ 45,877,000
Measurement Period Adjustments
Goodwill		347,000	347,000
Due to related parties		2,807,000
Debt		(1,283,000)
Total liabilities assumed		1,524,000
Measurement Period Adjustments		(1,177,000)		(1,200,000)
Glocal
Business Acquisition [Line Items]
Accounts receivable	6,461,000	6,461,000	6,461,000	6,461,000			$ 6,461,000
Inventories	326,000	326,000	326,000	326,000			326,000
Identifiable intangible assets	38,039,000	38,039,000	38,039,000	38,039,000			38,039,000
Property and equipment	40,726,000	40,726,000	40,726,000	40,726,000			40,726,000
Other current assets, including short term advances	1,980,000	1,980,000	1,980,000	1,980,000			1,980,000
Other noncurrent assets, including long term advances	509,000	509,000	509,000	509,000			509,000
Goodwill	95,913,000	95,913,000	95,913,000	95,913,000			91,871,000
Total assets acquired	183,954,000	183,954,000	183,954,000	183,954,000			179,912,000
Accounts payable	579,000	579,000	579,000	579,000			579,000
Accrued expenses and other current liabilities	8,271,000	8,271,000	8,271,000	8,271,000			8,271,000
Debt	22,212,000	22,212,000	22,212,000	22,212,000			22,212,000
Deferred tax liabilities	9,890,000	9,890,000	9,890,000	9,890,000			0
Noncontrolling interest	17,389,000	17,389,000	17,389,000	17,389,000			17,389,000
Total liabilities assumed	58,341,000	58,341,000	58,341,000	58,341,000			48,451,000
Net assets acquired	125,613,000	$ 125,613,000	125,613,000	125,613,000			$ 131,461,000
Measurement Period Adjustments
Goodwill	4,042,000		$ 4,042,000
Deferred tax liability	9,890,000
Total liabilities assumed and noncontrolling interest	9,890,000
Measurement Period Adjustments	$ (5,848,000)			$ (5,800,000)
Innovations Group
Business Acquisition [Line Items]
Accounts receivable						$ 47,000
Inventories						2,693,000
Prepaid expenses and other						530,000
Identifiable intangible assets						28,325,000
Property and equipment						7,937,000
Other noncurrent assets, including long term advances						22,000
Goodwill						143,730,000
Total assets acquired						183,284,000
Accounts payable						472,000
Accrued expenses and other current liabilities						780,000
Debt						4,069,000
Deferred tax liabilities						7,837,000
Deferred revenue						302,000
Total liabilities assumed						13,460,000
Net assets acquired						$ 169,824,000
Cloudbreak
Business Acquisition [Line Items]
Accounts receivable					$ 4,810,000
Prepaid expenses and other					921,000
Identifiable intangible assets					32,475,000
Property and equipment					6,882,000
Other noncurrent assets, including long term advances					1,042,000
Goodwill					110,968,000
Total assets acquired					157,098,000
Accounts payable					2,518,000
Accrued expenses and other current liabilities					905,000
Debt					3,752,000
Deferred tax liabilities					7,906,000
Deferred revenue					15,000
Total liabilities assumed					15,096,000
Net assets acquired					$ 142,002,000